Subsequent Event - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Sep. 19, 2012	Apr. 30, 2012	Oct. 27, 2011	Aug. 02, 2011	Oct. 29, 2010	Oct. 08, 2009	Aug. 31, 2013 Subsequent Event
Subsequent Event [Line Items]
Loan agreement maximum borrowing capacity	$ 80.0	$ 80.0	$ 60.0	$ 40.0	$ 20.0	$ 10.0	$ 3.0	$ 100.0